Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal

First Investors Auto Receivables Corporation			11,345	$ 226,875,718.66	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2017-2			2,973	$ 23,391,877.77	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2017-3			2,292	$ 21,928,992.00	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2018-1			2,592	$ 26,341,645.69	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2018-2			3,637	$ 41,516,380.41	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2019-1			3,867	$ 46,321,237.56	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2019-2			5,067	$ 70,241,364.63	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2020-1			4,735	$ 65,825,697.54	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2021-1			8,157	$ 138,761,526.23	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2021-2			14,660	$ 284,522,832.12	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%

FIFS Group CIK	X	First Investors Financial Services

Total			59,325	945,727,272.61		-	$ -		-	$ -		-	$ -		-	$ -		-	$ -		-	$ -